Retirement Benefits (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Term of equivalent salary payable	15 days
Number of years of service for gratuity benefits to vest	5 years
Accumulated benefit obligation	$ 319,026	$ 292,701
Employee contribution percentage	12.00%
Employer contribution amount	$ 231,528	$ 228,075	$ 259,684